Pension, Savings, And Other Employee Benefits (Schedule of Beneft Obligation and Plan Assets ) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Change in plan assets
Funded status of the plans		$ 18,100
Pension Benefits
Change in benefit obligation
Benefit obligation, beginning of year	$ 804,542	816,529
Service cost	37	39	$ 40
Interest cost	29,380	31,216	36,424
Actuarial (gain)/loss	63,876	12,733
Actual benefits paid	(56,951)	(55,975)
Benefit obligation, end of year	840,884	804,542	816,529
Change in plan assets
Fair value of plan assets, beginning of year	778,872	638,169
Actual return on plan assets	84,534	27,448
Employer contributions	4,789	169,230
Actual benefits paid – settlement payments	0	0
Actual benefits paid – other payments	(56,951)	(55,975)
Fair value of plan assets, end of year	811,244	778,872	638,169
Funded status of the plans	(29,640)	(25,670)
Amounts recognized in the Statements of Condition
Other assets	11,238	18,104
Other liabilities	(40,878)	(43,774)
Net asset/(liability) at end of year	(29,640)	(25,670)
Other Benefits
Change in benefit obligation
Benefit obligation, beginning of year	35,403	33,166
Service cost	107	110	146
Interest cost	1,305	1,292	1,413
Actuarial (gain)/loss	3,733	2,110
Actual benefits paid	(986)	(1,275)
Benefit obligation, end of year	39,562	35,403	33,166
Change in plan assets
Fair value of plan assets, beginning of year	16,717	16,128
Actual return on plan assets	2,458	991
Employer contributions	564	873
Actual benefits paid – settlement payments	(986)	(1,275)
Actual benefits paid – other payments	0	0
Fair value of plan assets, end of year	18,753	16,717	$ 16,128
Funded status of the plans	(20,809)	(18,686)
Amounts recognized in the Statements of Condition
Other assets	15,254	13,050
Other liabilities	(36,063)	(31,736)
Net asset/(liability) at end of year	$ (20,809)	$ (18,686)